SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) app_store unit	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Capitalized Contract Costs
Amortization of capitalized contract costs	$ 414,700,000	$ 364,700,000
Contract assets	$ 33,500,000	28,500,000	$ 29,200,000
Number of app stores | app_store	2
Current deferred revenue	$ 239,088,000	218,843,000	209,900,000
Deferred revenue recognized	218,800,000	209,900,000
Non-current deferred revenue	$ 0	0
Cash equivalents:
Maturity period from date of purchase for cash and cash equivalents (in days, less than)	91 days
Property and Equipment
Property and equipment, net	$ 107,799,000	101,065,000
Goodwill and Indefinite-Lived Intangible Assets
Number of reporting units | unit	1
Indefinite-lived intangible assets for which fair value is less than 110% of carrying value	$ 0	92,300,000
Advertising Costs
Advertising expense	$ 438,700,000	$ 388,600,000	386,000,000.0
Income Taxes
Tax benefits recognition basis for uncertain tax position likelihood realization (greater than) (as a percent)	50.00%
Foreign Currency Translation and Transaction Gains and Losses
Amount of gains (losses) reclassified to earnings	$ (168,000)		(52,000)
Accounts Receivable | Customer Concentration Risk | App Store #1
Capitalized Contract Costs
Concentration risk (percent)	65.00%	56.00%
Accounts Receivable | Customer Concentration Risk | App Store #2
Capitalized Contract Costs
Concentration risk (percent)	11.00%	13.00%
Europe | Trade names
Goodwill and Indefinite-Lived Intangible Assets
Impairment of intangible asset	$ 4,600,000	$ 6,600,000
Foreign Currency Translation Adjustment
Foreign Currency Translation and Transaction Gains and Losses
Amount of gains (losses) reclassified to earnings	(168,000)	0	(52,000)
Redeemable Noncontrolling Interests
Redeemable Noncontrolling Interest
Adjustment of redeemable noncontrolling interests to fair value	$ 6,669,000	$ 11,554,000	$ 4,098,000
Minimum | Indefinite-lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
Royalty rate used for impairment assessment of indefinite-lived intangible assets (as a percent)	5.00%	3.00%
Minimum | Indefinite-lived Intangible Assets | Discount Rate
Goodwill and Indefinite-Lived Intangible Assets
Measurement input (as a percent)	0.10	0.11
Maximum | Indefinite-lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
Royalty rate used for impairment assessment of indefinite-lived intangible assets (as a percent)	8.00%	8.00%
Maximum | Indefinite-lived Intangible Assets | Discount Rate
Goodwill and Indefinite-Lived Intangible Assets
Measurement input (as a percent)	0.23	0.26
Software and Software Development Costs
Property and Equipment
Property and equipment, net	$ 34,900,000	$ 27,500,000